Shareholders’ Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Shareholders’ Equity

17. Shareholders’ Equity

As discussed in the Note 1 to the consolidated financial statements regarding reorganization, the ordinary shares issuance and outstanding are summarized below.

Date	Events	Number of shares	Par value	Amount
August 2, 2022	Share issued upon incorporation	50,000	1	50,000
December 2, 2022	Share surrender and cancellation by sole shareholder	(49,999)	1	(49,999)
November 25, 2022	Share allotted and issued	11,249	1	11,249
December 5, 2022	Share Subdivision	22,488,750	0.0005	-
December 8, 2022	Share surrender and cancellation by sole shareholder	(6,450,000)	0.0005	(3,225)
June 2, 2023	Share surrender and cancellation by sole shareholder	(2,925,000)	0.0005	(1,463)
June 12, 2023	Share surrender and cancellation by sole shareholder	(375,000)	0.0005	(188)
June 15, 2023	Share surrender and cancellation by sole shareholder	(1,500,000)	0.0005	(750)
November 22, 2024	Issue of shares pursuant to IPO	1,725,000	0.0005	864
	Ordinary Shares issued and outstanding as of March 31, 2026 and 2025	12,975,000		6,488

Dividends

The holders of our Ordinary Shares are entitled to such dividends as may be declared by our board of directors, subject to the Companies Act. Subject to the provisions of the Companies Act and any rights attaching to any class or classes of shares under and in accordance with the articles, our articles provide that the directors may from time to time declare dividends (including interim dividends) and other distributions on shares of the Company in issue and authorize payment of the same out of the funds of the Company lawfully available therefor. Our shareholders may, by ordinary resolution, declare dividends but no such dividend shall exceed the amount recommended by the directors. No dividend shall be paid otherwise than out of profits or, subject to the restrictions of the Companies Act regarding the application of a company’s share premium account and with the sanction of an ordinary resolution, the share premium account. The directors when paying dividends to shareholders may make such payment either in cash or in specie.

Unless provided by the rights attached to a share, no dividend shall bear interest.

Voting Rights

Subject to any rights or restrictions as to voting attached to any shares, unless any share carries special voting rights, at each general meeting, on a show of hands each shareholder who is present in person or by proxy (or, in the case of a shareholder being a corporation, by its duly authorized representative) will have one (1) vote. On a poll, each shareholder who is present in person or by proxy (or, in the case of a shareholder being a corporation, by its duly authorized representative) shall have one (1) vote for each Ordinary Share.

An ordinary resolution to be passed by the shareholders requires the affirmative vote of a simple majority of shareholders who (being entitled to do so) vote in person (or, in the case of corporations, by their duly authorized representatives) or by proxy at a general meeting, while a special resolution requires the affirmative vote of a majority of not less than two-thirds of shareholders who (being entitled to do so) vote in person (or, in the case of corporations, by their duly authorized representatives) or by proxy at a general meeting or a meeting of holders of any class of shares. Both ordinary resolutions and special resolutions may also be passed by a unanimous written resolution signed by all the shareholders of our company, as permitted by the Companies Act and our memorandum and articles. A special resolution will be required for important matters such as a change of name or making changes to our memorandum and articles.